Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 38	$ 38
Property and equipment, accumulated depreciation	$ 582	563	$ 609
Allowance for doubtful accounts and sale returns		38	50
Stock-holders equity attributable to noncontrolling interest, discontinued operations		$ 0	$ 25
Common stock, par value (in usd per share)	$ 1	$ 1	$ 1
Common stock, authorized (in shares)		600,000,000	600,000,000
Common stock, issued (in shares)		412,000,000	412,000,000
Common Stock, In Treasury (in shares)		140,000,000	141,000,000